Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued under stock option plans			11,378
Tax benefit, stock option plans	$ 0	$ 0	$ 25
Common stock, shares issued under employee stock purchase plan	40	100	210
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,877	376,862	288,349